Related parties	9 Months Ended
Sep. 30, 2021
Related Party [Abstract]
Related parties
Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions.
A.T. Holdings II Sàrl (“AT Holdings II”) is a shareholder in the Company. AT Holdings II is in turn ultimately wholly owned by Auven Therapeutics Holdings, L.P. (“ATH”), a limited partnership registered in the British Virgin Islands. ATH’s General Partner is Auven Therapeutics General L.P., which itself is a limited partnership whose General Partner is Auven Therapeutics GP Ltd. The manager of ATH is Auven Therapeutics Management L.L.L.P. (“ATM”).
Based on the Company’s contribution and equity interest in Overland ADCT BioPharma, certain of the Company’s employees serve on its board of directors.
Services provided by the Company to related parties
The Company provides registered office and other simple administrative services to three subsidiaries of ATH. The amounts invoiced for the three and nine months ended September 30, 2021 and recovered through G&A expenses, amounted to KUSD 1 and KUSD 3, respectively (three and nine months ended September 30, 2020: KUSD 1 and KUSD 3).
As contemplated by the license agreement with Overland ADCT BioPharma, Overland ADCT BioPharma has elected to participate in certain of the Company’s global clinical trials, in exchange for which it reimburses the Company for a portion of the cost of those trials. Overland ADCT BioPharma also reimburses the Company for certain expenses in connection with technology transfer and assistance of clinical personnel. During the three and nine months ended September 30, 2021, the Company incurred KUSD 812 and KUSD 1,602, respectively, of clinical trial and service costs to be reimbursed by Overland ADCT BioPharma, which is recorded as a reduction of R&D expenses in the Company’s unaudited condensed consolidated interim statement of operations. As of September 30, 2021, the Company had amounts due from Overland ADCT BioPharma of KUSD 812.
Key management compensation
The compensation of key management is shown below:

	Three months ended September 30,		Nine months ended September 30,
(in KUSD)	2021	2020	2021	2020
Salaries and other short-term employee costs	2,279	1,936	6,280	5,190
Pension costs	98	106	338	362
Share-based compensation expense	6,448	3,648	20,269	11,247
Other compensation	12	9	34	92
Total	8,837	5,699	26,921	16,891